Advisors Asset Management, Inc.
18925 Base Camp Road
Monument, Colorado 80132

January 29, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 1954 (the “Fund”)

(File No. 333-230877) (CIK# 1751403)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post-effective Amendment No. 1, which was the most recent post-effective amendment to the registration statement, was filed electronically with the Commission on January 28, 2021.

Very truly yours,

Advisors Disciplined Trust 1954

By: Advisors Asset Management, Inc.

By                 /s/ ALEX R. MEITZNER

Alex R. Meitzner

Senior Vice President